Income Taxes (Components of Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Income Taxes [Abstract]
Current income tax expense (benefit): Federal	$ 105	$ (195)
Current income tax expense (benefit): State	33	(33)
Current Income Tax Expense (Benefit), Total	138	(228)
Deferred income tax expense (benefit): Federal	230	60
Deferred income tax expense (benefit): State	84	(7)
Deferred Income Tax Expense (Benefit), Total	314	53
Income Tax Expense (Benefit), Total	$ 452	$ (175)